Customers and Other Financing and Non-Financing Accounts Receivable	9 Months Ended
Sep. 30, 2022
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of September 30, 2022 and December 31, 2021, accounts receivable and other receivables were as follows:

A.	Customers

	September 30, 2022		December 31, 2021
Domestic customers, net	Ps.	73,463,144	Ps.	54,031,475
Export customers, net	57,051,195		47,227,606
Total customers	Ps.	130,514,339	Ps.	101,259,081

B.	Other financial and non-financial accounts receivable

	September 30, 2022		December 31, 2021
Financial assets:
Sundry debtors(1)	Ps.	30,129,263	Ps.	37,034,460
Employees and officers	4,343,719		3,752,693
Total financial Assets	Ps.	34,472,982	Ps.	40,787,153
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	76,430,365	Ps.	80,581,955
Special Tax on Production and Services	44,749,952		53,176,800
Other accounts receivable	3,135,031		2,591,360
Total non-financial assets:	Ps.	124,315,348	Ps.	136,350,115

(1)	Includes Ps. (312,202) and Ps. (210,672) of impairment, as of September 30, 2022 and December 31, 2021, respectively.